Fair Value Measurements - Private placement warrants (Details) - Level 3 - Private Placement Warrants - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 12,816,000	$ 10,947,000	$ 14,685,000
Recognized gain (loss) on change in fair value	9,078,000	1,869,000	(3,738,000)
Fair value at the end	$ 21,894,000	$ 12,816,000	$ 10,947,000